Employee costs	12 Months Ended
Dec. 31, 2021
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Employee costs
9. Employee costs

	2021 £m	2020 £m	2019 £m
Wages and salaries	6,941	7,802	7,583

Social security costs	856	917	852

Pension and other post-employment costs, including augmentations (Note 30)	463	519	560

Cost of share-based incentive plans	404	393	432

Severance and other costs from integration and restructuring activities	339	618	428
	9,003	10,249	9,855
The Group provides benefits to employees, commensurate with local practice in individual countries, including, in some markets, healthcare insurance, subsidised car schemes and personal life assurance.
The cost of share-based incentive plans is analysed as follows:

	2021 £m	2020 £m	2019 £m

Share Value Plan	303	313	302

Performance Share Plan	59	64	58

Share option plans	5	4	4

Cash settled and other plans	37	12	68

	404	393	432
The average monthly number of persons employed by the Group (including Directors) during the year was:

	2021 Number	2020 Number	2019 Number

Manufacturing	33,303	34,898	36,653

Selling, general and administration	46,782	49,162	48,535

Research and development	11,876	11,824	12,026

	91,961	95,884	97,214
The average monthly number of Group employees excludes temporary and contract staff. The numbers of Group employees at the end of each financial year are given in the financial record on page 265.
The compensation of the Directors and senior management (members of the
GLT
) in aggregate, was as follows:

	2021 £m	2020 £m	2019 £m
Wages and salaries	29	23	28

Social security costs	3	4	4

Pension and other post-employment costs	3	3	3

Cost of share-based incentive plans	30	25	27
	65	55	62
Further information on the remuneration of the Directors is given in the sections of the annual report on remuneration labelled as audited within pages
120 to 152.